Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies
16.	Commitments and Contingencies

Contingencies

The Group is not currently a party to any pending material litigation or other legal proceeding or claims.

The Company is incorporated in the Cayman Islands and is considered as a foreign entity under PRC laws. The Company conducts its businesses partly through the VIE. The VIE holds the licenses and approvals that are essential for the Company’s business operations. In the opinion of the Company’s PRC legal counsel, the current ownership structures and the contractual arrangements with the VIE and the VIE’s shareholders as well as the operations of the VIE are in compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws and regulations. Accordingly, the Company cannot be assured that PRC government authorities will not take a view in the future contrary to the opinion of the Company’s PRC legal counsel. If the current ownership structures of the Company and its contractual arrangements with the VIE were found to be in violation of any existing or future PRC laws or regulations, the Company may be required to restructure its ownership structure and operations in China to comply with amendments from time to time and new PRC laws and regulations.